Consolidated statement of financial position - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 119,065	$ 158,732
Investments	770,816	692,403
Accounts receivable	64,635	129,781
Expendable parts and supplies	74,319	69,100
Prepaid expenses	30,473	49,034
Prepaid income tax	16,716	1,181
Other currents assets	7,805	14,206
Total current assets excluding assets held for sale	1,083,829	1,114,437
Asset held for sale	135,542	120,006
Total current assets	1,219,371	1,234,443
Non - current assets
Investments	119,617	134,347
Accounts receivable	1,054	2,139
Prepaid expenses	6,066	17,743
Property and equipment	2,147,486	2,532,402
Right of use assets	214,279	290,843
Net employee defined benefit assets		249
Intangible assets	95,568	108,116
Deferred tax assets	35,595	19,215
Other non - current assets	14,348	17,881
Total non - current assets	2,634,013	3,122,935
Total assets	3,853,384	4,357,378
Current liabilities
Loans and borrowings	127,946	122,582
Current portion of lease liabilities	83,605	97,732
Trade, other payables and financial liabilities	66,683	133,502
Air traffic liability	470,695	497,374
Frequent flyer deferred revenue	16,041	35,120
Taxes payable	13,400	46,267
Accrued expenses payable	33,995	55,373
Income tax payable	1,023	9,683
Total current liabilities	813,388	997,633
Non-current liabilities
Loans and borrowings long-term	1,035,954	938,183
Lease liabilities	146,905	206,832
Frequent flyer deferred revenue	75,172	45,206
Net employee defined benefit liabilities	14,332
Derivative financial instruments	245,560
Other long - term liabilities	216,325	191,221
Deferred tax liabilities	22,190	43,397
Total non - current liabilities	1,756,438	1,424,839
Total liabilities	2,569,826	2,422,472
Equity
Additional paid in capital	91,341	86,135
Treasury stock	(136,388)	(136,388)
Retained earnings	1,324,022	1,965,179
Accumulated other comprehensive loss	(24,082)	(8,628)
Total equity	1,283,558	1,934,906
Commitments and contingencies
Total liabilities and equity	3,853,384	4,357,378
Class A common stock [member]
Equity
Common stock	21,199	21,142
Total equity	21,199	21,142
Class B common stock [member]
Equity
Common stock	7,466	7,466
Total equity	$ 7,466	$ 7,466